MASSACHUSETTS INVESTORS GROWTH STOCK FUND	MFS® LATIN AMERICAN EQUITY FUND
MASSACHUSETTS INVESTORS TRUST	MFS® LIFETIME® 2010 FUND
MFS® ALABAMA MUNICIPAL BOND FUND	MFS® LIFETIME® 2020 FUND
MFS® ARKANSAS MUNICIPAL BOND FUND	MFS® LIFETIME® 2030 FUND
MFS® ASIA PACIFIC EX-JAPAN FUND	MFS® LIFETIME® 2040 FUND
MFS® BLENDED RESEARCH® CORE EQUITY FUND	MFS® LIFETIME® 2050 FUND
MFS® BOND FUND	MFS® LIFETIME® RETIREMENT INCOME FUND
MFS® CALIFORNIA MUNICIPAL BOND FUND	MFS® LIMITED MATURITY FUND
MFS® CASH RESERVE FUND	MFS® MARYLAND MUNICIPAL BOND FUND
MFS® COMMODITY STRATEGY FUND	MFS® MASSACHUSETTS MUNICIPAL BOND FUND
MFS® CORE EQUITY FUND	MFS® MID CAP GROWTH FUND
MFS® DIVERSIFIED INCOME FUND	MFS® MID CAP VALUE FUND
MFS® DIVERSIFIED TARGET RETURN FUND	MFS® MISSISSIPPI MUNICIPAL BOND FUND
MFS® EMERGING MARKETS DEBT FUND	MFS® MONEY MARKET FUND
MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND	MFS® MUNICIPAL HIGH INCOME FUND
MFS® EQUITY INCOME FUND	MFS® MUNICIPAL INCOME FUND
MFS® EQUITY OPPORTUNITIES FUND	MFS® MUNICIPAL LIMITED MATURITY FUND
MFS® EUROPEAN EQUITY FUND	MFS® NEW DISCOVERY FUND
MFS® GEORGIA MUNICIPAL BOND FUND	MFS® NEW DISCOVERY VALUE FUND
MFS® GLOBAL EQUITY FUND	MFS® NEW YORK MUNICIPAL BOND FUND
MFS® GLOBAL GROWTH FUND	MFS® NORTH CAROLINA MUNICIPAL BOND FUND
MFS® GLOBAL LEADERS FUND	MFS® PENNSYLVANIA MUNICIPAL BOND FUND
MFS® GLOBAL MULTI-ASSET FUND	MFS® RESEARCH BOND FUND
MFS® GLOBAL NEW DISCOVERY FUND	MFS® RESEARCH FUND
MFS® GLOBAL REAL ESTATE FUND	MFS® RESEARCH INTERNATIONAL FUND
MFS® GLOBAL TOTAL RETURN FUND	MFS® SOUTH CAROLINA MUNICIPAL BOND FUND
MFS® GOVERNMENT MONEY MARKET FUND	MFS® STRATEGIC INCOME FUND
MFS® GOVERNMENT SECURITIES FUND	MFS® TECHNOLOGY FUND
MFS® GROWTH FUND	MFS® TENNESSEE MUNICIPAL BOND FUND
MFS® HIGH INCOME FUND	MFS® TOTAL RETURN FUND
MFS® HIGH YIELD OPPORTUNITIES FUND	MFS® UTILITIES FUND
MFS® HIGH YIELD POOLED PORTFOLIO	MFS® VALUE FUND
MFS® INFLATION-ADJUSTED BOND FUND	MFS® VIRGINIA MUNICIPAL BOND FUND:
MFS® INTERNATIONAL NEW DISCOVERY FUND	MFS® WEST VIRGINIA MUNICIPAL BOND FUND

Effective immediately, the table of contents for the SAI Part II referenced in each Fund's SAI Part I is restated in its entirety as follows:

Table of Contents of SAI Part II

DEFINITIONS                                                                                                                                      II-1
MANAGEMENT OF THE FUND                                                                                                     II-1
DISTRIBUTION PLAN                                                                                                                      II-3
FINANCIAL INTERMEDIARY COMPENSATION                                                                      II-4
INVESTMENT STRATEGIES, RISKS, AND RESTRICTIONS                                                    II-5
NET INCOME AND DISTRIBUTIONS                                                                                           II-5
TAX CONSIDERATIONS                                                                                                                 II-5
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS                                     II-14
DISCLOSURE OF PORTFOLIO HOLDINGS                                                                                   II-16
DETERMINATION OF NET ASSET VALUE                                                                                 II-17
SHAREHOLDER SERVICES                                                                                                              II-18

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES                                         II-19
APPENDIX A - TRUSTEES AND OFFICERS - IDENTIFICATION AND BACKGROUND    II-21
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES                                              II-26
APPENDIX C - FINANCIAL INTERMEDIARY COMPENSATION                                           II-33
APPENDIX D - INVESTMENT STRATEGIES AND RISKS                                                         II-37
APPENDIX E - INVESTMENT RESTRICTIONS                                                                            II-54
APPENDIX F - RECIPIENTS OF NON-PUBLIC PORTFOLIO HOLDINGS ON AN
ONGOING BASIS                                                                                                                                II-60
APPENDIX G - DESCRIPTION OF RATINGS                                                                                II-61

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